Loan and Lease Receivables	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Receivables [Abstract]
Loan and Lease Receivables

Note 5—Loan and Lease Receivables

Outstanding loan and lease receivables as of the dates shown were categorized as follows:

	September 30,	December 31,
	2017	2016
Commercial real estate	$862,523	$796,950
Residential real estate	582,569	610,699
Construction, land development, and other land	94,639	141,122
Commercial and industrial	503,093	439,476
Installment and other	3,208	2,917
Lease financing receivables	168,924	155,999
Total loans and leases	2,214,956	2,147,163
Net unamortized deferred fees and costs	(1,874)	(2,119)
Initial direct costs	3,417	2,967
Allowance for loan and lease losses	(15,980)	(10,923)
Net loans and leases	$2,200,519	$2,137,088

	September 30,	December 31,
	2017	2016
Lease financing receivables
Net minimum lease payments	$183,035	$168,345
Unguaranteed residual values	1,580	1,787
Unearned income	(15,691)	(14,133)
Total lease financing receivables	168,924	155,999
Initial direct costs	3,417	2,967
Lease financial receivables before allowance for lease losses	$172,341	$158,966

At September 30, 2017 and December 31, 2016, total loans and leases included the guaranteed amount of U.S. Government guaranteed loans of $51.9 million and $34.8 million, respectively. At September 30, 2017 and December 31, 2016, installment and other loans included overdraft deposits of $483,000 and $1.0 million, respectively, which were reclassified as loans. At September 30, 2017 and December 31, 2016, loans and loans held for sale pledged as security for borrowings were $530.3 million and $507.2 million, respectively. Total loans and leases consist of originated loans and leases, acquired impaired loans and acquired non-impaired loans and leases.

The minimum annual lease payments for lease financing receivables as of September 30, 2017 are summarized as follows:

Minimum Lease Payments
2017	$15,345
2018	62,718
2019	48,463
2020	32,863
2021	17,699
Thereafter	5,947
Total	$183,035

Originated loans and leases represent originations following a business combination. Acquired impaired loans are loans acquired from a business combination with evidence of credit quality deterioration and are accounted for under ASC Topic 310-30. Acquired non-impaired loans and leases represent loans and leases acquired from a business combination without evidence of credit quality deterioration and are accounted for under ASC Topic 310-20. Leases and revolving loans do not qualify to be accounted for as acquired impaired loans and are accounted for under ASC Topic 310-20. The following tables summarize the balances for each respective loan and lease category as of September 30, 2017 and December 31, 2016:

September 30, 2017	Originated	Acquired Impaired	Acquired Non- Impaired	Total
Commercial real estate	$463,020	$173,106	$225,759	$861,885
Residential real estate	398,062	152,149	32,451	582,662
Construction, land development, and other land	85,666	5,424	3,214	94,304
Commercial and industrial	390,331	11,433	100,291	502,055
Installment and other	2,726	488	38	3,252
Lease financing receivables	134,193	—	38,148	172,341
Total loans and leases	$1,473,998	$342,600	$399,901	$2,216,499

December 31, 2016	Originated	Acquired Impaired	Acquired Non- Impaired	Total
Commercial real estate	$338,752	$207,303	$250,289	$796,344
Residential real estate	394,168	175,717	40,853	610,738
Construction, land development, and other land	119,357	6,979	14,430	140,766
Commercial and industrial	309,097	13,464	115,677	438,238
Installment and other	2,021	574	364	2,959
Lease financing receivables	118,493	—	40,473	158,966
Total loans and leases	$1,281,888	$404,037	$462,086	$2,148,011

The outstanding balance and carrying amount of all acquired impaired loans are summarized below. The balances do not include an allowance for loan and lease losses of $3.8 million and $1.6 million, at September 30, 2017 and December 31, 2016, respectively.

	September 30, 2017		December 31, 2016
	Outstanding Balance	Carrying Value	Outstanding Balance	Carrying Value
Commercial real estate	$245,182	$173,106	$278,893	$207,303
Residential real estate	215,135	152,149	236,384	175,717
Construction, land development, and other land	13,511	5,424	15,292	6,979
Commercial and industrial	20,255	11,433	23,164	13,464
Installment and other	1,842	488	1,976	574
Total acquired impaired loans	$495,925	$342,600	$555,709	$404,037

The following table summarizes the changes in accretable yield for acquired impaired loans for the three and nine months ended September 30, 2017 and 2016:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
Beginning balance	$37,619	$35,663	$36,868	$43,915
Accretion to interest income	(8,165)	(5,859)	(24,768)	(20,071)
Reclassification from nonaccretable difference	6,901	1,777	24,255	7,737
Ending balance	$36,355	$31,581	$36,355	$31,581

Acquired non-impaired loans and leases—The unpaid principal balance and carrying value for acquired non-impaired loans and leases at September 30, 2017 and December 31, 2016 were as follows:

	September 30, 2017		December 31, 2016
	Unpaid Principal Balance	Carrying Value	Unpaid Principal Balance	Carrying Value
Commercial real estate	$232,016	$225,759	$259,055	$250,289
Residential real estate	32,984	32,451	41,282	40,853
Construction, land development, and other land	3,277	3,214	14,619	14,430
Commercial and industrial	111,167	100,291	125,806	115,677
Installment and other	352	38	402	364
Lease financing receivables	39,053	38,148	40,205	40,473
Total acquired non-impaired loans and leases	$418,849	$399,901	$481,369	$462,086

Note 5—Loan and Lease Receivables

        Outstanding loan and lease receivables as of December 31, 2016 and 2015 were categorized as follows:

	2016	2015
Commercial real estate	$796,950	$534,249
Residential real estate	610,699	484,085
Construction, land development, and other land	141,122	40,360
Commercial and industrial	439,476	165,709
Installment and other	2,917	1,899
Lease financing receivables	155,999	117,514
Total loans and leases	2,147,163	1,343,816
Net unamortized deferred fees and costs	(2,119)	(418)
Initial direct costs	2,967	2,039
Allowance for loan and lease losses	(10,923)	(7,632)

Net loans and leases	$2,137,088	$1,337,805

Lease financing receivables
Net minimum lease payments	$168,345	$126,159
Unguaranteed residual values	1,787	2,099
Unearned income	(14,133)	(10,744)
Total lease financing receivables	155,999	117,514
Initial direct costs	2,967	2,039

Lease financial receivables before allowance for lease losses	$158,966	$119,553

        At December 31, 2016 and 2015, total loans and leases included U.S. Government guaranteed loans of $332.9 million and $2.6 million, respectively. At December 31, 2016 and 2015, installment and other loans included overdraft deposits of $1.0 million and $1.1 million, respectively, which were reclassified as loans. At December 31, 2016 and 2015, loans and loans held for sale pledged as security for borrowings were $507.2 million and $545.3 million, respectively. Total loans and leases consist of originated loans and leases, acquired impaired loans and acquired non-impaired loans and leases.

        The minimum annual lease payments for lease financing receivables as of December 31, 2016 are summarized as follows:

Minimum lease Payments
2017	$58,780
2018	46,929
2019	33,109
2020	20,583
2021	8,031
Thereafter	913
Total	$168,345

        Originated loans and leases represent originations following a business combination. Acquired impaired loans are loans acquired from a business combination with evidence of credit quality deterioration and are accounted for under ASC 310-30. Acquired non-impaired loans and leases represent loans and leases acquired from a business combination without evidence of credit quality deterioration and are accounted for under ASC 310-20. Leases and revolving loans do not qualify to be accounted for as acquired impaired loans and are accounted for under ASC 310-20. The following tables summarize the balances for each respective loan and lease category as of December 31, 2016 and 2015:

	2016
	Originated	Acquired Impaired	Acquired Non-Impaired	Total
Commercial real estate	$338,752	$207,303	$250,289	$796,344
Residential real estate	394,168	175,717	40,853	610,738
Construction, land development, and other land	119,357	6,979	14,430	140,766
Commercial and industrial	309,097	13,464	115,677	438,238
Installment and other	2,021	574	364	2,959
Lease financing receivables	118,493	—	40,473	158,966

Total loans and leases	$1,281,888	$404,037	$462,086	$2,148,011

	2015
	Originated	Acquired Impaired	Acquired Non-Impaired	Total
Commercial real estate	$201,586	$243,964	$88,146	$533,696
Residential real estate	215,388	223,738	45,208	484,334
Construction, land development, and other land	29,225	8,634	2,373	40,232
Commercial and industrial	146,858	9,570	9,268	165,696
Installment and other	544	1,005	377	1,926
Lease financing receivables	69,416	—	50,137	119,553

Total loans and leases	$663,017	$486,911	$195,509	$1,345,437

        Acquired impaired loans—As part of the Ridgestone acquisition, the Bank acquired impaired loans that are accounted for under ASC 310-30 in the amount of $39.7 million. Refer to Note 3—Acquisition of a Business for additional information regarding the transaction. There were no other acquired impaired loans purchased during 2016 or 2015. The following table presents a reconciliation of the undiscounted contractual cash flows, non-accretable difference, accretable yield, and fair value of acquired impaired loans as of the acquisition date of October 14, 2016:

Undiscounted contractual cash flows	$66,488
Undiscounted cash flows not expected to be collected (non-accretable difference)	(19,918)
Undiscounted cash flows expected to be collected	46,570
Accretable yield at acquisition	(6,916)

Estimated fair value of impaired loans acquired at acquisition	$39,654

        The outstanding balance and carrying amount of all acquired impaired loans are summarized below. The balances do not include an allowance for loan and lease losses of $1.6 million and $3.3 million, respectively, at December 31, 2016 and 2015.

	2016		2015
	Outstanding Balance	Carrying Value	Outstanding Balance	Carrying Value
Commercial real estate	$278,893	$207,303	$305,979	$243,964
Residential real estate	236,384	175,717	287,760	223,738
Construction, land development, and other land	15,292	6,979	20,362	8,634
Commercial and industrial	23,164	13,464	10,803	9,570
Installment and other	1,976	574	2,467	1,005

Total loans	$555,709	$404,037	$627,371	$486,911

        The following table summarizes the changes in accretable yield for acquired impaired loans for the years ended December 31, 2016 and 2015:

	2016	2015
Beginning balance	$43,915	$68,238
Additions	6,916	—
Accretion to interest income	(26,208)	(35,547)
Reclassification from nonaccretable difference	12,245	11,224

Ending balance	$36,868	$43,915

        Acquired non-impaired loans and leases—The Company acquired non-impaired loans as part of the Ridgestone acquisition in the amount of $312.2 million. Refer to Note 3—Acquisition of a Business for additional information regarding the transaction.

        The unpaid principal balance and carrying value for acquired non-impaired loans and leases at December 31, 2016 and 2015 were as follows:

	2016		2015
	Unpaid Principal Balance	Carrying Value	Unpaid Principal Balance	Carrying Value
Commercial real estate	$259,055	$250,289	$87,708	$88,146
Residential real estate	41,282	40,853	45,471	45,208
Construction, land development, and other land	14,619	14,430	2,432	2,373
Commercial and industrial	125,806	115,677	9,369	9,268
Installment and other	402	364	390	377
Lease financing receivables	40,205	40,473	49,420	50,137

Total acquired non-impaired loans and leases	$481,369	$462,086	$194,790	$195,509